Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2024
ISG-NPRT3-1024
1.968341.110
U.S. Government and Government Agency Obligations - 77.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 77.4%
U.S. Treasury Bonds:
4.125% 8/15/53	2,774,000	2,724,046
4.25% 2/15/54	150,000	150,586
4.625% 5/15/44	320,000	333,250
U.S. Treasury Notes:
0.25% 7/31/25	13,024,000	12,543,231
0.25% 9/30/25	14,373,000	13,761,586
0.25% 10/31/25	3,130,000	2,988,539
0.375% 4/30/25	13,973,000	13,589,070
0.375% 12/31/25	1,226,000	1,166,185
0.75% 3/31/26	939,000	891,757
0.75% 8/31/26	6,957,000	6,536,047
1.125% 10/31/26	800,000	754,438
1.25% 12/31/26	7,119,000	6,711,048
1.375% 1/31/25	2,300,000	2,267,027
1.5% 1/31/27	1,144,000	1,082,465
1.625% 9/30/26	552,000	527,031
2.5% 3/31/27	15,200,000	14,714,909
2.75% 7/31/27	6,310,000	6,127,109
3.625% 3/31/28	2,250,000	2,239,980
3.625% 5/31/28	2,400,000	2,388,187
3.875% 1/15/26	4,120,000	4,104,067
3.875% 11/30/27	4,110,000	4,120,596
3.875% 12/31/27	10,479,000	10,512,120
4% 1/15/27	1,050,000	1,053,158
4% 2/29/28	3,140,000	3,163,059
4% 7/31/29	190,000	192,222
4% 10/31/29	2,320,000	2,345,375
4% 1/31/31	380,000	384,171
4.125% 2/15/27	8,140,000	8,190,557
4.125% 10/31/27	6,500,000	6,563,223
4.125% 3/31/29	530,000	538,364
4.125% 3/31/31	270,000	274,978
4.25% 12/31/24	5,520,000	5,505,481
4.25% 3/15/27	1,430,000	1,444,523
4.25% 6/30/29	5,430,000	5,549,752
4.25% 2/28/31	2,440,000	2,502,144
4.375% 12/15/26	150,000	151,617
4.375% 11/30/30	1,549,000	1,598,011
4.625% 2/28/25	8,600,000	8,593,416
4.875% 11/30/25	3,060,000	3,082,711
4.875% 4/30/26	10,000,000	10,129,297
4.875% 10/31/28	10,612,000	11,063,425
TOTAL U.S. TREASURY OBLIGATIONS		182,558,758
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,041,948
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $185,192,539)		183,600,706

U.S. Government Agency - Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.873% 10/1/35 (b)(c)	2,263	2,322
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	997	1,020
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (b)(c)	449	461
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (b)(c)	796	806
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (b)(c)	966	980
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.785% 3/1/35 (b)(c)	853	866
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.540% 7.17% 4/1/33 (b)(c)	11,237	11,382
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.975% 2/1/44 (b)(c)	2,072	2,132
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.803% 5/1/44 (b)(c)	93	95
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (b)(c)	913	925
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (b)(c)	665	684
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.939% 2/1/44 (b)(c)	5,511	5,670
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (b)(c)	3,863	3,962
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (b)(c)	636	647
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.175% 4/1/44 (b)(c)	10,180	10,473
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (b)(c)	5,616	5,777
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (b)(c)	3,961	4,072
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (b)(c)	2,408	2,462
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (b)(c)	4,121	4,232
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (b)(c)	545	560
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (b)(c)	711	731
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.994% 2/1/37 (b)(c)	9,977	10,263
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	12,243	12,595
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (b)(c)	5,427	5,583
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (b)(c)	7,892	8,119
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.522% 8/1/35 (b)(c)	4,429	4,531
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.429% 7/1/36 (b)(c)	4,893	4,951
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (b)(c)	751	762
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (b)(c)	1,362	1,383
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.585% 12/1/32 (b)(c)	46,831	47,780
1.5% 11/1/40 to 3/1/41	1,001,334	837,826
2% 2/1/28 to 7/1/41	1,205,363	1,064,620
2.5% 7/1/40 to 11/1/41	748,199	670,098
3% 11/1/34 to 2/1/52 (d)(e)	1,216,849	1,134,730
3.5% 9/1/33 to 3/1/52	242,715	234,875
4% 7/1/46 to 10/1/46	771,490	747,143
4.5% 11/1/25 to 6/1/41	158,195	157,955
5% 10/1/52 to 12/1/52 (d)	747,975	751,786
5.5% 8/1/25	155	154
6% to 6% 1/1/34 to 6/1/53 (e)	658,578	679,383
6.5% 7/1/32 to 8/1/36	96,005	99,577
TOTAL FANNIE MAE		6,534,373
Freddie Mac - 2.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.415% 7/1/35 (b)(c)	8,153	8,278
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	21,571	22,191
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (b)(c)	8,630	8,803
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (b)(c)	27,159	27,940
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (b)(c)	8,731	8,982
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (b)(c)	6,256	6,376
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (b)(c)	1,397	1,430
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	82	84
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (b)(c)	5,296	5,448
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (b)(c)	212	218
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (b)(c)	8,490	8,565
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.969% 4/1/34 (b)(c)	17,745	17,985
U.S. TREASURY 1 YEAR INDEX + 2.540% 7.588% 7/1/35 (b)(c)	6,424	6,556
1.5% 12/1/40 to 4/1/41	535,653	448,186
2% 2/1/41 to 7/1/41	1,048,184	911,919
2.5% 1/1/41 to 1/1/42	1,804,917	1,618,133
3% 9/1/34 to 3/1/52	390,899	366,032
3.5% 7/1/32	88,636	86,838
5% 9/1/35 to 12/1/52 (d)(e)	623,166	626,231
5.5% 9/1/52	413,750	420,622
6.5% 10/1/53	392,481	409,760
TOTAL FREDDIE MAC		5,010,577
Ginnie Mae - 0.0%
6% 6/15/36	97,696	101,036
3.5% 2/20/50	8,465	7,924
5.47% 8/20/59 (b)(f)	100	97
TOTAL GINNIE MAE		109,057
Uniform Mortgage Backed Securities - 0.4%
2% 9/1/54 (g)	450,000	368,051
2% 9/1/54 (g)	450,000	368,051
3.5% 9/1/54 (g)	150,000	138,064
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		874,166
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,781,752)		12,528,173

Collateralized Mortgage Obligations - 5.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	154,521	154,085
U.S. Government Agency - 5.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4433% 8/25/31 (b)(c)	9,719	9,792
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0677% 11/18/31 (b)(c)	9,851	9,816
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (b)(c)	2,049	2,066
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 11/25/32 (b)(c)	17,575	17,561
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 11/25/32 (b)(c)	4,198	4,232
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3933% 6/25/36 (b)(c)	127,442	128,416
sequential payer:
Series 2004-52 Class KZ, 5.5% 7/25/34	201,619	204,156
Series 2020-67 Class KZ, 3.25% 9/25/40	212,451	198,401
Series 2022-1 Class KA, 3% 5/25/48	143,719	133,633
Series 2022-13 Class MA, 3% 5/25/44	582,232	555,514
Series 2022-3:
Class G, 2% 11/25/47	948,588	841,993
Class N, 2% 10/25/47	1,121,408	1,004,098
Series 2022-35 Class CK, 4% 3/25/47	1,233,766	1,191,949
Series 2022-49 Class TE, 4.5% 12/25/48	1,052,324	1,034,579
Series 2022-65 Class GA, 5% 4/25/46	1,058,243	1,046,465
Series 2022-7 Class A, 3% 5/25/48	204,703	190,347
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3833% 3/25/36 (b)(c)	88,616	89,295
Series 2011-67 Class AI, 4% 7/25/26 (h)	1,418	21
Series 2020-45 Class JL, 3% 7/25/40	12,521	11,513
Freddie Mac:
floater:
Series 2448 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (b)(c)	10,405	10,470
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 11/15/32 (b)(c)	9,778	9,746
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.068% 2/15/32 (b)(c)	5,419	5,409
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 2/15/33 (b)(c)	30,679	30,851
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 3/15/34 (b)(c)	37,192	36,885
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	277,886	233,473
Series 2022-5213 Class JM, 3.5% 9/25/51	447,362	431,450
Series 2022-5214 Class CG, 3.5% 4/25/52	184,244	175,991
Series 2022-5220 Class PK, 3.5% 1/25/51	177,473	168,527
Series 2022-5224 Class DQ, 3.75% 8/25/44	251,065	242,215
Series 3415 Class PC, 5% 12/15/37	15,758	15,912
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,929	2,947
Series 2004-2802 Class ZG, 5.5% 5/15/34	175,079	179,934
Series 2020-5018:
Class LC, 3% 10/25/40	75,951	69,986
Class LT, 3.25% 10/25/40	218,082	205,398
Class LY, 3% 10/25/40	57,596	53,059
Series 2022-5189 Class DA, 2.5% 5/25/49	122,140	108,904
Series 2022-5190 Class BA, 2.5% 11/25/47	106,373	96,715
Series 2022-5197 Class DA, 2.5% 11/25/47	80,750	73,503
Series 2022-5198 Class BA, 2.5% 11/25/47	422,277	386,142
Series 2022-5202 Class LB, 2.5% 10/25/47	86,549	78,841
Series 2145 Class MZ, 6.5% 4/15/29	30,893	31,405
Series 2357 Class ZB, 6.5% 9/15/31	28,807	29,614
Series 3859 Class JZ, 5% 5/15/41	229,490	234,319
Series 2020-5041 Class LB, 3% 11/25/40	129,538	119,452
Series 2021-5083 Class VA, 1% 8/15/38	924,915	873,915
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9502% 7/20/37 (b)(c)	24,661	24,506
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9302% 1/20/38 (b)(c)	6,319	6,273
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3102% 8/20/38 (b)(c)	51,071	51,486
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3502% 9/20/38 (b)(c)	36,598	36,950
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0531% 11/16/39 (b)(c)	31,499	31,376
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9831% 12/16/39 (b)(c)	18,779	18,663
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (b)(c)(f)	247,087	246,205
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (b)(c)(f)	210,570	209,394
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (b)(c)(f)	195,775	194,879
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (b)(c)(f)	89,225	88,895
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (b)(c)(f)	66,220	66,087
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (b)(c)(f)	64,114	63,960
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (b)(c)(f)	73,100	72,893
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (b)(c)(f)	69,870	69,744
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (b)(c)(f)	64,354	64,193
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (b)(c)(f)	70,018	69,895
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (b)(c)(f)	75,048	74,943
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (b)(c)(f)	68,395	68,342
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (b)(c)(f)	85,447	85,505
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (b)(c)(f)	43,222	43,249
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (b)(c)(f)	84,427	84,387
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (b)(c)(f)	42,139	42,065
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (b)(c)(f)	1,504	1,500
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7264% 5/20/63 (b)(c)(f)	2,070	2,044
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6464% 4/20/63 (b)(c)(f)	1,981	1,956
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (b)(c)(f)	3,665	3,626
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	85,185	83,177
Series 2017-134 Class BA, 2.5% 11/20/46	27,796	25,606
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (f)	49,568	49,027
Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	463,215	447,999
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(f)	11,420	11,037
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.6% 5/20/66 (b)(c)(f)	93,389	93,002
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (b)(c)(f)	154,521	153,790
TOTAL U.S. GOVERNMENT AGENCY		13,165,564
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,984,553)		13,319,649

Commercial Mortgage Securities - 10.0%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.9012% 4/25/29 (b)(c)	1,199,928	1,199,924
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,068,783	1,060,377
Series 2015-K049 Class A2, 3.01% 7/25/25	252,882	248,813
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	990,127	976,100
Series 2015-KPLB Class A, 2.77% 5/25/25	680,000	668,138
Series 2016-K052 Class A2, 3.151% 11/25/25	2,215,675	2,177,700
Series 2016-K055 Class A2, 2.673% 3/25/26	1,200,000	1,167,119
Series 2017-K066 Class A2, 3.117% 6/25/27	170,000	165,290
Series 2017-K729 Class A2, 3.136% 10/25/24	390,943	388,831
Series 2018-K731 Class A2, 3.6% 2/25/25	151,292	150,066
Series 2018-K732 Class A2, 3.7% 5/25/25	948,461	939,159
Series 2018-K733 Class A2, 3.75% 8/25/25	1,022,558	1,011,125
Series 2019-K735 Class A2, 2.862% 5/25/26	581,633	567,001
Series 2019-K736 Class A2, 2.282% 7/25/26	1,100,000	1,061,660
Series 2022-K747 Class A2, 2.05% 11/25/28	300,000	275,900
Series K058 Class A2, 2.653% 8/25/26	800,000	774,979
Series K073 Class A2, 3.35% 1/25/28	199,980	194,954
Series 2016-K059 Class A2, 3.12% 9/25/26 (b)	300,000	293,125
Series K048 Class A2, 3.284% 6/25/25 (b)	4,968,980	4,905,218
Series K053 Class A2, 2.995% 12/25/25	1,300,000	1,274,341
Series K063 Class A2, 3.43% 1/25/27	400,000	392,753
Series K734 Class A2, 3.208% 2/25/26	500,000	491,009
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	172,854	171,110
Series K044 Class A2, 2.811% 1/25/25	638,577	632,401
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (i)	2,400,000	2,345,164
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,467,871)		23,532,257

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $3,995,811)	3,995,013	3,995,812

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	4,300,000	144,264

Call Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	4,300,000	185,674

TOTAL PURCHASED SWAPTIONS (Cost $347,656)			329,938

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $238,770,182)	237,306,535
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,384,914)
NET ASSETS - 100.0%	235,921,621

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 9/1/54	(450,000)	(368,051)
2% 9/1/54	(450,000)	(368,051)
3.5% 9/1/54	(150,000)	(138,064)
5% 9/1/54	(900,000)	(893,426)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,745,718)		(1,767,592)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	47	Dec 2024	5,337,438	(41,197)	(41,197)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	246	Dec 2024	51,056,531	(52,354)	(52,354)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	183	Dec 2024	20,019,914	(86,096)	(86,096)

TOTAL PURCHASED					(179,647)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	21	Dec 2024	2,585,625	51,147	51,147

TOTAL FUTURES CONTRACTS					(128,500)
The notional amount of futures purchased as a percentage of Net Assets is 32.4%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	12,970,000	(144,661)	0	(144,661)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	2,055,000	(46,843)	0	(46,843)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2034	3,347,000	(88,879)	0	(88,879)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	555,000	(17,105)	0	(17,105)
TOTAL INTEREST RATE SWAPS							(297,488)	0	(297,488)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $620,524.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $644,981.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,345,164 or 1.0% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,797,430	61,648,577	64,450,262	260,062	67	-	3,995,812	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	15,906,808	48,195,891	64,102,699	1,168	-	-	-	0.0%
Total	22,704,238	109,844,468	128,552,961	261,230	67	-	3,995,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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